JAKOTA K-Pop and Korean Entertainment ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 97.2%

South Korea — 97.2%

Entertainment — 72.4%
ANIPLUS*	6,691	$16,268
Ascendio*	20,005	18,676
ASTORY*	1,715	14,932
Chorokbaem Media* (A)(B)	4,299	18,199
CJ CGV*	33,708	139,414
CJ ENM*	2,645	141,698
ContentreeJoongAng*	13,543	122,782
CUBE ENTERTAINMENT*	9,547	139,916
Daewon Media	2,481	22,140
FNC Entertainment*	2,179	7,673
Genie Music*	7,262	17,956
HYBE*	1,727	260,735
IHQ* (A)(B)	817	6,593
JYP Entertainment	4,112	231,996
KEYEAST*	4,122	20,600
Next Entertainment World*	5,005	15,656
NHN BUGS*	2,194	7,430
Pan Entertainment*	5,926	15,074
Raemongraein*	1,316	9,594
RBW*	4,329	12,082
SAMG Entertainment*	7,247	91,114
SHOWBOX*	8,124	21,000
SM Culture & Contents*	14,495	19,223
SM Entertainment	4,596	262,747
Studio Dragon*	3,887	133,969
Studio Mir*	504	11,348
Wysiwyg Studios*	53,603	122,697
YG Entertainment*	4,159	138,358
YLAB*	2,871	21,942
		2,061,812

Interactive Media & Services — 24.8%
AfreecaTV	1,785	139,226
Kakao	7,309	287,508
NAVER*	1,863	279,872
		706,606

Total Common Stock
(Cost $2,831,523)		2,768,418
Total Investments - 97.2%
(Cost $2,831,523)		$2,768,418

Percentages are based on Net Assets of $2,849,336.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.

KPO-QH-001-0300